ADVANCED SERIES TRUST

AST Goldman Sachs Mid-Cap Growth Portfolio

Supplement dated October 24, 2018 to the

Currently Effective Summary Prospectus, Prospectus and

Statement of Additional Information

This supplement should be read in conjunction with the currently effective Summary Prospectus for the AST Goldman Sachs Mid-Cap Growth Portfolio (the Portfolio), and the Prospectus and Statement of Additional Information (SAI) for the Advanced Series Trust (the Trust) and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus.

Effective immediately, Ashley R. Woodruff will no longer serve as portfolio manager for the Portfolio. Steven M. Barry will continue to serve as portfolio manager for the Portfolio.

To reflect this change, the Prospectus, Summary Prospectus and the SAI are hereby revised as follows:

I.	All references and information pertaining to Ashley R. Woodruff are hereby removed.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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